Interests in subsidiaries	12 Months Ended
Dec. 31, 2023
Disclosure of subsidiaries [abstract]
Interests in subsidiaries	32 Interests in subsidiaries
Subsidiaries with material non-controlling interests
Non-controlling interests principally arise from the Group’s listed investment in Bangladesh (British American Tobacco Bangladesh
Company Limited) where the Group held 72.91% in 2023, 2022 and 2021. Summarised financial information for Bangladesh is shown below as required by IFRS 12 Disclosure of interest in other entities. No adjustments have been made to the information below for the elimination of intercompany transactions and balances with the rest of the Group.

Summarised financial information	2023 £m	2022 £m	2021 £m
Revenue	680	732	640
Profit for the year	133	153	127
– Attributable to non-controlling interests	36	41	34
Total comprehensive income	91	132	127
– Attributable to non-controlling interests	25	36	34
Dividends paid and other appropriations made to non-controlling interests	(11)	(32)	(28)
Summary net assets:
Non-current assets	299	322	303
Current assets	437	253	345
Non-current liabilities	71	78	70
Current liabilities	284	166	262
Total equity at the end of the year	381	331	316
– Attributable to non-controlling interests	103	90	86
Net cash generated from operating activities	167	164	52
Net cash used in investing activities	(51)	(46)	(26)
Net cash used in financing activities	(41)	(147)	(55)
Differences on exchange	1	4	—
Increase/(decrease) in net cash and cash equivalents	76	(25)	(29)
Net cash and cash equivalents at 1 January	(24)	1	30
Net cash and cash equivalents at 31 December	52	(24)	1
Subsidiaries subject to restrictions:
As a result of the Group’s Canadian subsidiary, Imperial Tobacco Canada (ITCAN), entering CCAA protection, the assets of ITCAN are subject to restrictions. The table below summarises the assets and liabilities of ITCAN:

Summarised financial information	2023 £m	2022 £m
Non-current assets	2,471	2,554
Current assets	2,621	2,193
Non-current liabilities	(103)	(114)
Current liabilities	(494)	(526)
	4,495	4,107
Under the terms of CCAA, the court has appointed FTI Consulting Canada Inc. to act as a monitor. This monitor has no operational input and is not involved in the management of the business. The Group considers that ITCAN continues to meet the requirements of IFRS 10
Consolidated Financial Statements, and, until such requirements are not met, the Group will continue to consolidate the results of ITCAN.
Whilst the Group continues to control the operations of its Canadian subsidiary, there are restrictions over the ability to access or use certain assets including the ability to remit dividends. Included in non-current assets for 2023 and 2022 is goodwill of £2.4 billion subject to impairment reviews (note 12). Included in current liabilities are trade and other payables of £333 million (2022: £391 million), the majority of which are amounts payable in respect of duties and excise and accrued charges. A breakdown of current assets has been provided below.

	2023 £m	2022 £m
Cash and cash equivalents*	2,042	1,569
Inventory	103	182
Investments held at fair value	446	396
Other	30	46
	2,621	2,193
Note:
*Cash and cash equivalents above include £1,904 million (2022: £1,411 million) of restricted cash and cash equivalents. The Group defines restricted cash and cash equivalents as where there are significant restrictions on its ability to access or use the assets and settle the liabilities of the Group, but excludes cash and cash equivalents where there are also outstanding local currency borrowings or where there is an outstanding excise liability. In addition, dividends payable would also be excluded from restricted cash and cash equivalents if the dividend has been approved by the necessary regulatory channels.
Refer to note 31 for information on the Quebec Class Actions.
Other shareholdings
At 31 December 2023, the Group holds almost 100% (2022: almost 100%; 2021: 99%) of the equity shares of PT Bentoel Internasional
Investama Tbk (Bentoel). Between 2011 and 2021, the Group was party to a total return swap on approximately 7% of Bentoel’s issued capital. While the Group did not have legal ownership of these shares in this period, it retained the risks and rewards associated with them which resulted in the Group continuing to recognise an effective interest in 99% of Bentoel’s net assets and results. In 2021, the
Group terminated the total return swap as part of its intention to delist from the Indonesia Stock Exchange and go private by conducting a Voluntary Tender Offer (VTO), as a result of which the Group acquired 0.2% additional shares at a cost of £4 million. Shares from over one thousand individual shareholders who could not be contacted were transferred to a courts-approved Public Trustee during 2023 and the company was subsequently delisted on 16 January 2024.